REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital	$ 103,547	$ 101,574
Tier One Leverage Capital to Average Assets	11.08%	10.86%
Tier One Leverage Capital Required for Capital Adequacy	37,382	37,412
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	46,727	46,765
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Tier One Risk Based Capital	103,547	101,574
Tier One Risk Based Capital to Risk Weighted Assets	20.20%	21.09%
Tier One Risk Based Capital Required for Capital Adequacy	20,504	19,265
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	30,757	28,897
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Capital	109,751	106,997
Capital to Risk Weighted Assets	21.41%	22.21%
Capital Required for Capital Adequacy	41,009	38,540
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	51,262	48,175
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tangible Capital	103,547	101,574
Tangible Capital to Tangible Assets	11.08%	10.86%
Tangible Capital Required for Capital Adequacy	$ 14,018	$ 14,030
Tangible Capital Required for Capital Adequacy to Tangible Assets	1.50%	1.50%